Share-Based Compensation (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2022	May 28, 2020	Apr. 20, 2020	Mar. 20, 2020	Dec. 31, 2018	Dec. 31, 2015
Share-Based Compensation [Line Items]
Available for issuance shares
Granted shares						2,853,911
Share options					500,000
Instalment years					5 years	5 years
Exercise price per share (in Yuan Renminbi per share)
Unvested option awards (in Yuan Renminbi)			¥ 505	¥ 6,895				¥ 13,786
Weighted average period			2 years
Vesting One [Member]
Share-Based Compensation [Line Items]
Vesting rate					15.00%	15.00%
Vesting Two [Member]
Share-Based Compensation [Line Items]
Vesting rate					15.00%	20.00%
Vesting Three [Member]
Share-Based Compensation [Line Items]
Vesting rate					20.00%	20.00%
Vesting Four [Member]
Share-Based Compensation [Line Items]
Vesting rate					20.00%	20.00%
Vesting Five [Member]
Share-Based Compensation [Line Items]
Vesting rate					30.00%	25.00%
Share Option Five [Member]
Share-Based Compensation [Line Items]
Share options						680,300
Exercise Price 6.74 [Member]
Share-Based Compensation [Line Items]
Granted shares					500,000
Exercise price (in Yuan Renminbi per share)					¥ 6.74
Exercise Price 0.06 [Member]
Share-Based Compensation [Line Items]
Granted shares					4,425,211
Exercise price (in Yuan Renminbi per share)					¥ 0.06
Exercise Price 24.11 [Member]
Share-Based Compensation [Line Items]
Granted shares						680,300
Exercise price per share (in Yuan Renminbi per share)						¥ 24.11
2015 Plan [Member]
Share-Based Compensation [Line Items]
Available for issuance shares													15,094,700
2016 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Reserved issuance shares													16,771,900
Equity Option [Member]
Share-Based Compensation [Line Items]
Granted shares						3,345,098
Exercise price (in Yuan Renminbi per share)
Share options					4,425,211	2,853,911			3,345,098	1,426,956	1,426,955
Exercise price per share (in Yuan Renminbi per share)						¥ 24.11
Share granted			3,714,800
Board of Directors Chairman [Member] | 2016 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Reserved issuance shares												3,518,000
Ordinary shares							35,867,400
Forecast [Member]
Share-Based Compensation [Line Items]
Expected cost (in Yuan Renminbi)	¥ 386	¥ 119